Pay vs Performance Disclosure number in Millions	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 06, 2023	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Tucker(1)(2)	Compensation Actually Paid to Tucker(1)(3)	Summary Compensation Table Total for Ryan(1)(2)	Compensation Actually Paid to Ryan(1)(3)	Summary Compensation Table Total for Huffman(1)(2)	Compensation Actually Paid to Huffman(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(8)	Revenue (in millions)(9)
									Total Shareholder Return(6)	S&P 500 Software & Services Select Index Total Shareholder Return(7)
2025	$9,588,905	$9,411,065	$11,614,676	$9,511,695	$—	$—	$4,170,096	$2,758,608	$41	$123	$25	$700
2024	$10,413,629	$7,677,682	$10,427,429	$8,059,143	$—	$—	$6,345,152	$5,137,986	$46	$124	$161	$653
2023	$8,527,312	$6,738,346	$6,841,068	$5,553,701	$702,699	$(17,755,110)	$3,430,050	$1,895,498	$47	$99	$53	$590
2022	$—	$—	$—	$—	$21,871,907	$14,430,973	$5,676,538	$1,071,621	$50	$71	$(29)	$523
2021	$—	$—	$—	$—	$6,046,686	$(706,678)	$3,169,239	$(2,564,663)	$78	$108	$(115)	$426

Company Selected Measure Name					revenue
Named Executive Officers, Footnote	Our PEO for 2021 and 2022 was Mr. Huffman, who succeeded Ms. Tucker as our Chief Executive Officer as of January 1, 2021. Mr. Huffman resigned as CEO on March 6, 2023. Ms. Tucker and Mr. Ryan were appointed as Co-CEOs effective March 6, 2023. Our PEOs for 2024 and 2025 were Ms. Tucker and Mr. Ryan. Ms. Tucker transitioned from her role as Co-CEO effective October 1, 2025, and Mr. Ryan continued as sole CEO and Chairman of our Board.Represents the average of the total compensation paid to each of our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of our NEOs other than our PEO for each such year are listed in the table below.

2025	2024	2023	2022	2021
Mark Partin	Mark Partin	Mark Partin	Therese Tucker	Therese Tucker
Patrick Villanova	Jimmy Duan	Karole Morgan-Prager	Mark Partin	Mark Partin
Karole Morgan-Prager	Karole Morgan-Prager	Mark Woodhams	Karole Morgan-Prager	Peter Hirsch
Jeremy Ung	Jeremy Ung		Mark Woodhams	Mark Woodhams
Stuart Van Houten

Peer Group Issuers, Footnote					The peer group used is the S&P Software & Services Select index, as used in the Company’s performance graph in our annual report. TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. Represents the compensation actually paid to each PEO. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the table below.

	Therese Tucker	Owen Ryan
Summary compensation table total	$9,588,905	$11,614,676
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(8,677,926)	(10,603,067)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	9,630,156	9,630,156
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(506,121)	(506,121)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(623,949)	(623,949)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Compensation actually paid	$9,411,065	$9,511,695

Non-PEO NEO Average Total Compensation Amount					$ 4,170,096	$ 6,345,152	$ 3,430,050	$ 5,676,538	$ 3,169,239
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,758,608	5,137,986	1,895,498	1,071,621	(2,564,663)
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average compensation actually paid for our NEOs other than our PEO in 2025. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below.

2025
Summary compensation table total	$4,170,096
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(3,486,232)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	3,651,231
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(127,605)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(218,073)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(1,230,809)
Compensation actually paid	$2,758,608

Equity Valuation Assumption Difference, Footnote					There were no unvested options outstanding for PEOs in the past fiscal year and no Black Scholes valuations were conducted.The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are: 3.62 - 3.71 years for Expected life, 55.94 - 56.58% for Volatility, 4.25% - 4.26% for the Risk-free rate, and 0% for the Expected dividend yield.
Compensation Actually Paid vs. Total Shareholder Return
The following charts graphically show the relationship over the past five years of the CAP amounts for our CEOs and average CAP amounts for our PEOs compared to our cumulative TSR, S&P 500 Software & Services Select Index TSR, net income, and revenue.
BlackLine, Inc. CAP vs TSR

Compensation Actually Paid vs. Net Income					BlackLine, Inc. CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure					BlackLine, Inc. CAP vs Revenue (in millions)
Total Shareholder Return Vs Peer Group
The following charts graphically show the relationship over the past five years of the CAP amounts for our CEOs and average CAP amounts for our PEOs compared to our cumulative TSR, S&P 500 Software & Services Select Index TSR, net income, and revenue.
BlackLine, Inc. CAP vs TSR

Tabular List, Table
The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2025, to Company performance.
Performance Measure:
•Revenue
•Non-GAAP Net Income
•Annualized Recurring Revenue (ARR)
•Stock Price

Total Shareholder Return Amount					$ 41	46	47	50	78
Peer Group Total Shareholder Return Amount					123	124	99	71	108
Net Income (Loss)					$ 25,000,000	$ 161,000,000	$ 53,000,000	$ (29,000,000)	$ (115,000,000)
Company Selected Measure Amount					700	653	590	523	426
Additional 402(v) Disclosure					TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. The dollar amounts reported are the Company’s GAAP net income reflected in the Company’s audited financial statements.In the Company’s assessment, GAAP revenue is the most important financial performance measure (other than stock price) used by the Company in 2025 to link compensation actually paid to performance.
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name					Annualized Recurring Revenue (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name					Stock Price
Tucker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 9,588,905	$ 10,413,629	$ 8,527,312	$ 0	$ 0
PEO Actually Paid Compensation Amount					9,411,065	$ 7,677,682	6,738,346	0	0
PEO Name			Ms. Tucker	Ms. Tucker		Ms. Tucker
Ryan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					11,614,676	$ 10,427,429	6,841,068	0	0
PEO Actually Paid Compensation Amount					9,511,695	$ 8,059,143	5,553,701	0	0
PEO Name		Mr. Ryan		Mr. Ryan		Mr. Ryan
Huffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	$ 0	702,699	21,871,907	6,046,686
PEO Actually Paid Compensation Amount					0	$ 0	$ (17,755,110)	$ 14,430,973	$ (706,678)
PEO Name	Huffman							Huffman	Huffman
PEO | Tucker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,677,926)
PEO | Tucker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,630,156
PEO | Tucker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(506,121)
PEO | Tucker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tucker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(623,949)
PEO | Tucker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ryan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,603,067)
PEO | Ryan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,630,156
PEO | Ryan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(506,121)
PEO | Ryan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ryan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(623,949)
PEO | Ryan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,486,232)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,651,231
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(127,605)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(218,073)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,230,809)